Change in Significant Accounting Policies - Impact of Adoption to IFRS 16 on Opening Balances of Additional Right-of-use Assets and Additional Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Right-of-use assets	$ 23,330	$ 24,994
IFRS 16 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease liabilities		24,877
Property, Plant and Equipment- Buildings [Member] | IFRS 16 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Right-of-use assets		$ 24,994